Document and Entity Information	Mar. 01, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000723612
Document Type	8-K
Document Period End Date	Mar. 01, 2021
Entity Registrant Name	Avis Budget Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-10308
Entity Tax Identification Number	06-0918165
Entity Address, Address Line One	6 Sylvan Way
Entity Address, Postal Zip Code	07054
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
City Area Code	(973)
Local Phone Number	496-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	CAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false